Subsequent Events	6 Months Ended
Jun. 30, 2016
Subsequent Events [Abstract]
Subsequent Events
NOTE 17 - SUBSEQUENT EVENTS
Pursuant to the charter restructuring documentation executed on July 15, 2016, it has been agreed that the hire rate of five Container vessels chartered out to Hyundai Merchant Marine Co., Ltd. (“HMM”) will be reduced by 20%, as follows:
  With effect from (and including) July 18, 2016 until (and including) December 31, 2019, hire rate shall be reduced to $24.40 per day pro rata.
  With effect from (and including) January 1, 2020, hire rate shall be restored to the rate of $30.50 per day pro rata until redelivery.
In exchange under the charter restructuring agreement, the Company received:
  $7,692 principal amount of senior, unsecured notes, amortizing subject to available cash flows, accruing interest at 3% per annum payable on maturity in July 2024; and
  3,657 freely tradable shares of HMM.
In August 2016, Navios Partners sold the 3,657 shares of HMM generating net cash proceeds of approximately $21,260.